Subsequent Events - Additional Information (Detail)	1 Months Ended
	Feb. 28, 2018 shares	Jan. 31, 2018 $ / shares shares	Jan. 21, 2018 $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2015 USD ($)	Nov. 24, 2015 CNY (¥)	Nov. 24, 2015 USD ($)
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares				$ 0.01
12% Convertible Senior Notes Due 2018
Subsequent Event [Line Items]
Debt Instrument, Principal Amount						¥ 260,068,680	$ 40,050,000
Splendid Days. | 12% Convertible Senior Notes Due 2018
Subsequent Event [Line Items]
Debt Instrument, Principal Amount | $					$ 40,050,000
Warrants and rights outstanding | $					$ 9,950,000
Subsequent Event
Subsequent Event [Line Items]
Number of stock options approved by the board of directors | shares		8,250,000
Exercise price of options granted approved by the board of directors | $ / shares		$ 0.93
Subsequent Event | Jupiter Explorer Limited.
Subsequent Event [Line Items]
Unpaid ordinary shares transferred to third parties | shares	12,500,000
Red Ace Limited | Subsequent Event
Subsequent Event [Line Items]
Number of ordinary shares isued and sold | shares			3,571,429
Ordinary shares, par value | $ / shares			$ 0.01
Red Ace Limited | Subsequent Event | Maxline Holdings Limited
Subsequent Event [Line Items]
Percentage of equity interest			29.00%